Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning of the period at Sep. 30, 2017	$ 149,943	$ 31,580,022	$ (29,503,446)	$ 2,226,519
Balance at the beginning of the period (in shares) at Sep. 30, 2017	149,942,857
Net loss	$ 0	0	(4,814,032)	(4,814,032)
Shares issued for the exercise of warrants	$ 242	63,146	0	63,388
Shares issued for the exercise of warrants(in shares)	242,273
Stock based compensation expense	$ 0	1,742,459	0	1,742,459
Shares issued for the exercise of stock options - cashless	$ 117	(117)	0	0
Shares issued for the exercise of stock options - cashless (in shares)	210,000
Shares issued for the exercise of stock options (in shares)	116,883
Issuance of restricted stock for services	$ 233	(233)	0	0
Issuance of restricted stock for services (in shares)	233,000
Issuance of stock in private placement funding	$ 9,070	2,054,724	0	2,063,794
Issuance of stock in private placement funding(in shares)	9,070,000
Shares issued for the exercise of stock options - cashless	$ 210	77,490	0	77,700
Balance at the ending of the period at Sep. 30, 2018	$ 159,815	35,517,491	(34,317,478)	$ 1,359,828
Balance at the ending of the period (in shares) at Sep. 30, 2018				164,397,013
Ending balance (in shares) at Sep. 30, 2018	159,815,013
Net loss	$ 0	0	(4,547,582)	$ (4,547,582)
Issuance of restricted stock	$ 3,517	(3,517)	0	0
Issuance of restricted stock (in shares)	3,517,000
Stock based compensation expense	$ 0	1,184,349	0	1,184,349
Issuance of common stock and warrants, net of financing costs	$ 8,615	1,112,093	0	1,120,708
Issuance of common stock and warrants, net of financing costs (in shares)	8,615,384
Shares issued for the exercise of stock options - cashless	$ 477	(477)	0	$ 0
Shares issued for the exercise of stock options - cashless (in shares)	87,567
Shares issued for the exercise of stock options (in shares)	477,269			1,525,000
Issuance of restricted stock for services	$ 100	42,900	0	$ 43,000
Issuance of restricted stock for services (in shares)	100,000
Shares issued for the exercise of stock options - cashless	$ 88	32,312	0	32,400
Balance at the ending of the period at Sep. 30, 2019	$ 172,612	$ 37,885,151	$ (38,865,060)	$ (807,297)
Balance at the ending of the period (in shares) at Sep. 30, 2019				173,577,233
Ending balance (in shares) at Sep. 30, 2019	172,612,233